Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of Breakdown For Income Taxes	The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2025	2024
Current taxes	(26,459)	(17,683)
Deferred taxes	6,343	465
Income taxes	(20,116)	(17,218)